Employee Benefit Plan (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Employee Benefit Plan
Minimum age requirement for employees to participate in the plan	21 years
Maximum contribution by employee (as a percent)	90.00%
Vesting percentage of contributions by employee to the 401(k) Plan	100.00%
Employer match of employee contributions on the first level of salary deferral (as a percent)	100.00%
Percentage of eligible compensation, first level, matched by employer	3.00%
Employer match of employee contributions on the second level of salary deferral (as a percent)	50.00%
Percentage of eligible compensation, second level, partially matched by employer	2.00%
Maximum percentage of participating employee annual compensation that the company may elect to make a discretionary contribution	60.00%
Company's contribution to the 401(k) Plan	$ 246,000	$ 217,000	$ 267,000	$ 254,000	$ 255,000